Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2015 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(13.43%)
Since Inception	1.75%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(1.94%)	[1]
IXZNI
Average Annual Return:
Past 1 year	(12.84%)
Since Inception	1.74%	[1]

[1]	AFrom August 1, 2019.